UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5976

Seligman Select Municipal Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

ITEM 1. SCHEDULE OF INVESTMENTS.

Schedule of Investments (unaudited)	September 30, 2005

State #	Face Amount	Municipal Bonds	Ratings‡	Value
Alabama — 10.2%	$10,000,00	Jefferson County Sewer Rev. (Capital Improvement Warrants), 5.125% due 2/1/2039Ø	Aaa	$10,686,500
	5,000,000	McIntosh Industrial Development Board Environmental Facilities Rev. (CIBA Specialty Chemicals), 5.375% due 6/1/2028	A3	5,106,050
Alaska — 5.0%	4,145,000	Alaska Energy Authority Power Rev. (Bradley Lake Hydroelectric Project), 6% due 7/1/2020	Aaa	4,928,654
	2,395,000	Alaska Energy Authority Power Rev. (Bradley Lake Hydroelectric Project), 6% due 7/1/2021	Aaa	2,857,235
California — 15.3%	9,130,000	California Pollution Control Financing Authority Sewage and Solid Waste Disposal Facilities Rev. (Anheuser-Busch Project), 5.75% due 12/1/2030*	A1	9,435,581
	4,100,000	Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.75% due 1/15/2040	Baa3	4,201,639
	4,000,000	San Diego Public Facilities Financing Authority Sewer Rev. Series 1999-A, 5% due 5/15/2029	Aaa	4,116,280
	5,700,000	San Diego Public Facilities Financing Authority Sewer Rev. Series 1999-B, 5% due 5/15/2029	Aaa	5,865,699
Colorado — 3.8%	5,590,000	Regional Transportation District Sales Tax Rev. , 5% due 11/1/2024	Aaa	5,871,791
Florida — 5.1%	2,440,000	Orange County, School Board (Certificates of Participation), 5% due 8/1/2025	Aaa	2,563,684
	5,000,000	Reedy Creek Improvement District GOs, 5% due 6/1/2025	Aaa	5,282,350
Illinois — 6.6%	7,500,000	Chicago GOs, 5.5% due 1/1/2040	Aaa	8,140,875
	2,000,000	Illinois State Build Illinois Bonds (Sales Tax Rev.), 5% due 6/15/2028	Aaa	2,095,460
Louisiana — 6.1%	5,855,000	Louisiana Public Facilities Authority Hospital Rev. (Southern Baptist Hospitals, Inc. Project), 8% due 5/15/2012†	AAA‡‡	6,764,633
	2,500,000	Shreveport GOs, 5% due 5/1/2018	Aaa	2,656,400
Massachusetts — 12.3%	2,500,000	Commonwealth of Massachusetts GOs, 5% due 3/1/2024	Aaa	2,648,200
	4,000,000	Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), 5.75% due 1/1/2042	Aaa	4,881,120
	1,750,000	Massachusetts Port Authority Rev., 5% due 7/1/2025	Aaa	1,840,930
	6,000,000	Massachusetts State School Building Authority Sales Tax Rev., 5% due 8/15/2023	Aaa	6,364,500
	3,000,000	Massachusetts Water Resources Authority Rev., 5.25% due 8/1/2024	Aaa	3,303,030
Michigan — 4.8%	5,000,000	Detroit Sewage Disposal System Rev., 5% due 7/1/2030	Aaa	5,247,650
	2,000,000	Kalamazoo Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5.5% due 5/15/2028Ø	Aaa	2,135,880
Minnesota — 1.8%	2,500,000	Minnesota Agricultural and Economic Development Board Rev. (The Evangelical Lutheran Good Samaritan Society Project), 6.625% due 8/1/2025	A3	2,756,050
Missouri — 2.3%	1,550,000	Metropolitan St. Louis Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa	1,636,273
	1,840,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.5% due 3/1/2033*	AAA‡‡	1,874,850
New Jersey — 5.5%	8,000,000	New Jersey Economic Development Authority Water Facilities Rev. (American Water Co., Inc.), 5.375% due 5/l/2032*	Aaa	8,426,080
New York — 13.1%	5,000,000	Metropolitan Transportation Authority (Transportation Rev.), 5% due 11/15/2027	Aaa	5,293,050
	8,000,000	New York City Municipal Water Finance Authority Water and Sewer System Rev., 5% due 6/15/2027	Aaa	8,453,120
	6,000,000	New York City GOs, 5% due 8/1/2017	Aaa	6,483,660
New York and New Jersey — 4.5%	6,500,000	Port Authority of New York and New Jersey Rev. (JFK International Air Terminal LLC Project), 5.75% due 12/1/2022*	Aaa	6,927,180
Ohio — 2.9%	105,000	Cleveland Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021	Aaa	107,765
	3,890,000	Ohio Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2021	Aaa	4,375,433
Pennsylvania — 2.9%	3,000,000	Delaware County Industrial Development Authority Water Facilities Rev. (Philadelphia Suburban Water), 5.35% due 10/1/2031*	Aaa	3,144,930
	1,250,000	Pennsylvania State University, 5% due 9/1/2024	Aa2	1,325,200
South Carolina — 3.4%	5,000,000	South Carolina State Ports Authority Rev., 5.3% due 7/1/2026*	Aaa	5,222,999
Tennessee — 5.3%	8,000,000	Humphreys County Industrial Development Board Solid Waste Disposal Rev. (E.I. duPont de Nemours & Co. Project), 6.7% due 5/1/2024*	Aa3	8,200,800
Texas — 13.4%	5,000,000	Dallas-Fort Worth International Airports Rev., 5.75% due 11/1/2030*	Aaa	5,346,100
	3,000,000	Houston Airport System Rev., 5.625% due 7/1/2030*	Aaa	3,207,570
	4,000,000	Houston Higher Education Finance Corporation Rev. (Rice University Project), 5.375% due 11/15/2029	Aaa	4,282,000
	7,500,000	Matagorda County Navigation District No. 1 Pollution Control Rev. (Central Power and Light Co. Project), 6.125% due 5/1/2030*	Aaa	7,764,375
Washington — 6.8%	4,795,000	Chelan County Public Utility District No. 1 Rev. (Chelan Hydro Consolidated System), 6.25% due 7/1/2017*	Aaa	5,107,634
	5,000,000	Chelan County Public Utility District No. 1 Rev. (Chelan Hydro Consolidated System), 6.35% due 7/1/2028*	Aaa	5,340,800
Total Municipal Bonds — 131.1%				202,270,010

		Short-Term Holdings
Florida — 2.5%	3,900,000	Sarasota County Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	3,900,000
Illinois — 5.3%	8,100,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	8,100,000
Massachusetts — 2.7%	4,000,000	Massachusetts Bay Transportation Authority General Transportation System Rev., 5.625% due 3/1/2026Ø	Aaa	4,086,400
Missouri — 0.4%	600,000	Missouri State Health and Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	600,000
Ohio — 1.98%	2,895,000	Cleveland Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021Ø	Aaa	2,973,947
Pennsylvania — 0.4%	600,000	Philadelphia Authority for Industrial Development Revenue Bonds (Regional Performing Arts Center Project), VRDN, due 6/1/2025	VMIG 1	600,000
South Carolina — 2.3%	3,620,000	Spartanburg County Health Services District, Inc. Hospital Rev. due 4/15/2023	A-1+‡‡	3,620,000
Total Short-Term Holdings — 15.5%				23,880,347
Total Investments — 146.6%				226,150,357
Other Assets Less Liabilities — 2.0%				3,080,140
Preferred Shares Subject to Mandatory Redemption — (48.6%)				(75,000,000)
Net Assets — 100.0%				$154,230,497

#
The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a percent of net assets, which does not include the net assets attributable to Preferred Stock of the Fund.

*	Interest income earned from this security is subject to the federal alternative minimum tax.
†	Escrowed-to-maturity security.
Ø	Pre-refunded security.
‡
Credit ratings are primarily those issued by Moody's Investors Service, Inc. ("Moody's"). Where Moody's ratings have not been assigned, ratings from Standard & Poor's ("S&P") were used (indicated by the symbol ‡‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody's have been reported as AAA.

VRDN -
(variable rate demand notes) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2005, the interest rates paid on these notes ranged from 1.92% to 2.25%.

Short-term holdings include Securities with stated or effective maturity dates of less than one year.

The cost of investments for federal income tax purposes was $216,799,490. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $9,720,038 and $369,171, respectively.

Security Valuation— Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN SELECT MUNICIPAL FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 22, 2005

SELIGMAN SELECT MUNICIPAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.